Cover	Mar. 04, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 04, 2026
Registrant Name	BillionToOne, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-42934
Entity Tax Identification Number	81-1082020
Entity Address, Address Line One	1035 O’Brien Drive
Entity Address, City or Town	Menlo Park
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94025
City Area Code	650
Local Phone Number	460-2551
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.00001 per share
Trading Symbol	BLLN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Central Index Key	0002070849